September 17, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      BNY Mellon Intermediate Municipal Bond Fund, Inc.

            1933 Act File No.:  2-83357
            1940 Act File No.:  811-3757
            CIK No.:  0000718935

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 53 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 14, 2020.

Please address any comments or questions to my attention at 212-922-6833.

Sincerely,

/s/ Beth Larkin
Beth Larkin
Lead Analyst